Financial risk management - Concentration by industry sector of financial instrument, net of allowance (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 635,883,853	₩ 610,463,673
Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	444,195,263	435,645,332
Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	15,099,247	20,581,854
Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	177,454,344	178,488,924
Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	21,981,065	15,534,834
Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	202,763,657	193,664,558
Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	26,896,950	27,375,162
Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,789,305	2,415,295
Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	238,740	135,214
Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,550,565	2,280,081
Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	65,575,798	55,235,273
Securities at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	88,637,000	83,796,575
Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	35,686,487	33,371,198
Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	18,374,287	18,226,546
Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	212,078,870	205,488,825
Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	230,453,157	223,715,371
Finance and insurance
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	132,570,859	123,145,687
Finance and insurance | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	54,475,271	52,136,822
Finance and insurance | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	14,677,168	19,930,200
Finance and insurance | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	21,767,450	15,422,401
Finance and insurance | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	17,974,146	16,736,386
Finance and insurance | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	56,507	47,835
Finance and insurance | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,068,639	1,313,762
Finance and insurance | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	30,743	26,115
Finance and insurance | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,037,896	1,287,647
Finance and insurance | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	35,228,859	29,833,691
Finance and insurance | Securities at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	30,283,670	29,352,584
Finance and insurance | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	11,514,420	10,508,828
Finance and insurance | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,518,182	2,444,168
Finance and insurance | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	17,773,113	17,871,585
Finance and insurance | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	20,291,295	20,315,753
Manufacturing
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	65,006,333	63,922,433
Manufacturing | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	58,615,212	58,147,830
Manufacturing | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	58,338,956	57,871,357
Manufacturing | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	276,256	276,473
Manufacturing | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	235,232	615,693
Manufacturing | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	235,232	615,693
Manufacturing | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	3,211,188	2,071,169
Manufacturing | Securities at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,934,740	3,077,810
Manufacturing | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	9,961	9,931
Manufacturing | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	9,139,168	8,998,689
Manufacturing | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	32,356,393	28,414,045
Manufacturing | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	41,495,561	37,412,734
Retail and wholesale
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	25,818,275	25,062,054
Retail and wholesale | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	23,802,720	23,250,959
Retail and wholesale | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	23,517,815	22,984,739
Retail and wholesale | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	284,905	266,220
Retail and wholesale | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	105,890	94,393
Retail and wholesale | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	105,890	94,393
Retail and wholesale | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,175,495	1,018,407
Retail and wholesale | Securities at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	734,170	698,295
Retail and wholesale | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	3,504,409	3,403,653
Retail and wholesale | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	10,328,099	10,535,492
Retail and wholesale | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	13,832,508	13,939,145
Real estate and business
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	50,854,560	48,601,405
Real estate and business | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	47,372,899	45,559,930
Real estate and business | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net		1,296
Real estate and business | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	47,301,730	45,509,574
Real estate and business | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	71,169	49,060
Real estate and business | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	120,242	223,862
Real estate and business | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	49,526	69,533
Real estate and business | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	70,716	154,329
Real estate and business | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,308,223	1,044,165
Real estate and business | Securities at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,698,290	1,494,691
Real estate and business | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	354,906	278,757
Real estate and business | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	119,573	115,912
Real estate and business | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	4,715,541	4,106,282
Real estate and business | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	4,835,114	4,222,194
Construction service
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	7,125,815	7,076,507
Construction service | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	4,869,323	4,676,696
Construction service | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net		29,979
Construction service | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	4,823,554	4,595,604
Construction service | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	45,769	51,113
Construction service | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	99,043	68,460
Construction service | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	99,043
Construction service | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net		68,460
Construction service | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	98,864	264,582
Construction service | Securities at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,774,505	1,772,839
Construction service | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	284,080	293,930
Construction service | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	152,112	224,439
Construction service | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,471,645	2,275,112
Construction service | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,623,757	2,499,551
Lodging and Restaurant
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	6,851,381	6,778,907
Lodging and Restaurant | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	6,750,696	6,650,809
Lodging and Restaurant | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	6,730,886	6,619,476
Lodging and Restaurant | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	19,810	31,333
Lodging and Restaurant | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,000
Lodging and Restaurant | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,000
Lodging and Restaurant | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	68,630	89,394
Lodging and Restaurant | Securities at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	31,055	38,704
Lodging and Restaurant | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	60,077	112,755
Lodging and Restaurant | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	428,695	462,976
Lodging and Restaurant | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	488,772	575,731
Other industry
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	145,008,111	131,818,771
Other industry | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	45,660,623	41,164,377
Other industry | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	422,079	621,675
Other industry | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	213,615	111,137
Other industry | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	44,076,570	39,347,422
Other industry | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	948,359	1,084,143
Other industry | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	159,259	99,125
Other industry | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	59,428	39,566
Other industry | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	99,831	59,559
Other industry | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	24,484,539	20,913,865
Other industry | Securities at FVOCI
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	51,180,570	47,361,652
Other industry | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	23,523,120	22,279,752
Other industry | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,601,841	2,576,924
Other industry | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	17,788,097	15,682,906
Other industry | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	20,389,938	18,259,830
Retail customers
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	202,648,519	204,057,909
Retail customers | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	202,648,519	204,057,909
Retail customers | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	177,454,344	178,488,924
Retail customers | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	25,194,175	25,568,985
Retail customers | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	278,925	350,006
Retail customers | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	126,217,287	126,140,427
Retail customers | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 126,496,212	₩ 126,490,433